EQUITY (Tables)	6 Months Ended
Jun. 30, 2016
Equity Tables [Abstract]
Treasury Stock Shares Acquired [Table Text Block]
	Six months ended June 30,

	2016	2015

	in millions
Amount spent on shares repurchased	$-	$439
Number of shares repurchased	-	7.7

Accumulated Other Comprehensive Income/(Loss) (net of tax)
NOTE 7 – Equity:

Accumulated other comprehensive (income) loss

The following tables present the changes in the components of accumulated other comprehensive (income) loss for the three months ended June 30, 2016 and 2015:
		Three months ended June 30, 2016
Components of accumulated other comprehensive loss	Description of the reclassification to the statements of income	Other comprehensive (income) loss before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive (income) loss before tax	Corresponding income tax	Net other comprehensive (income) loss after tax

		U.S.$ in millions
Currency translation adjustment		$(123)	$-	$(123)	$32	$(91)
Unrealized (gain) loss from available-for-sale securities	Loss on marketable securities, reclassified to financial expenses - net	163	(98)	65	1	66
Unrealized (gain) loss from derivative financial instruments	Loss on derivative financial instruments reclassified to financial expenses - net	187	(2)	185	-	185
Unrealized (gain) loss on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items***	*	*	*	*	*
Total accumulated other comprehensive (income) loss		$227	$(100)	$127	$33	$160

		Three months ended June 30, 2015
Components of accumulated other comprehensive loss	Description of the reclassification to the statements of income	Other comprehensive (income) loss before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive (income) loss before tax	Corresponding income tax	Net other comprehensive (income) loss after tax

		U.S.$ in millions
Currency translation adjustment		$(115)	$-	$(115)	$-	$(115)
Unrealized (gain) loss from available-for-sale securities	Loss on marketable securities, reclassified to impairments, restructuring and others	83	(105)	(22)	8	(14)
Unrealized (gain) loss from derivative financial instruments	Gain on derivative financial instruments reclassified to net revenue	84	15	99	*	99
Unrealized (gain) loss on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items**	*	(1)	(1)	*	(1)
Total accumulated other comprehensive (income) loss		$52	$(91)	$(39)	$8	$(31)

* Represents an amount less than $0.5 million.
** Reclassified to cost of sales, research and development expenses, selling and marketing expenses and general and administrative expenses.

The following tables present the changes in the components of accumulated other comprehensive (income) loss for the six months ended June 30, 2016 and 2015:
		Six months ended June 30, 2016
Components of accumulated other comprehensive loss	Description of the reclassification to the statements of income	Other comprehensive (income) loss before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive (income) loss before tax	Corresponding income tax	Net other comprehensive (income) loss after tax

		U.S.$ in millions
Currency translation adjustment	Currency translation adjustment, reclassified to share in losses of associated companies-net	$(376)	$(3)	$(379)	$33	$(346)
Unrealized (gain) loss from available-for-sale securities	Loss on marketable securities, reclassified to financial expenses – net	364	(98)	266	(1)	265
Unrealized (gain) loss from derivative financial instruments	Loss on derivative financial instruments reclassified to financial expenses - net	523	(2)	521	-	521
Unrealized (gain) loss on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items***	*	*	*	*	*
Total accumulated other comprehensive (income) loss		$511	$(103)	$408	$32	$440

		Six months ended June 30, 2015
Components of accumulated other comprehensive loss	Description of the reclassification to the statements of income	Other comprehensive (income) loss before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive (income) loss before tax	Corresponding income tax	Net other comprehensive (income) loss after tax

		U.S.$ in millions
Currency translation adjustment		$685	$-	$685	$-	$685
Unrealized (gain) loss from available-for-sale securities	Loss on marketable securities, reclassified to impairments, restructuring and others	73	(105)	(32)	7	(25)
Unrealized (gain) loss from derivative financial instruments	Loss on derivative financial instruments**	(108)	(1)	(109)	*	(109)
Unrealized (gain) loss on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items***	*	(2)	(2)	(2)	(4)
Total accumulated other comprehensive (income) loss		$650	$(108)	$542	$5	$547

* Represents an amount less than $0.5 million.
** $26 million loss reclassified to financial expenses - net and $25 million gain reclassified to net revenues.
*** Reclassified to cost of sales, research and development expenses, selling and marketing expenses and general and administrative expenses.